UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments L.P.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number: 28-12856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  212-808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 1/18/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LP maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LP. Ridgeback Capital Management LP, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      149,669
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Managment LP
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Investments Ltd.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Amarin Corporation PLC          ADR            023111206    1,498   200,000 SH       SOLE       1,2         0      0   200,000
Ariad Pharmaceuticals Inc.      Common Stock   04033A100      613    50,000 SH       SOLE       1,2         0      0    50,000
Biogen Idec Inc.                Common Stock   09062X103    9,464    86,000 SH       SOLE       1,2         0      0    86,000
Biomarin Pharmaceutical Inc.    Common Stock   09061G101      860    25,000 SH       SOLE       1,2         0      0    25,000
Celldex Therapeutics Inc.       Common Stock   15117B103      869   334,202 SH       SOLE       1,2         0      0   334,202
Dynavax Technologies Corp.      Common Stock   268158102    1,660   500,000 SH       SOLE       1,2         0      0   500,000
Ironwood Pharmaceuticals        Common Stock   46333X108   83,255 6,955,317 SH       SOLE       1,2         0      0 6,955,317
The Medicines Company           Common Stock   584688105   13,952   748,499 SH       SOLE       1,2         0      0   748,499
Onyx Pharmaceuticals Inc.       Common Stock   683399109   34,721   790,000 SH       SOLE       1,2         0      0   790,000
Regeneron Pharmaceuticals, Inc. Common Stock   75886F107    2,777    50,100 SH       SOLE       1,2         0      0    50,100